Noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The reconciliation of the beginning and ending balance of the noncontrolling interests in Lorenz Re for the years ended December 31, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2016	2015
Balance at January 1	$2,450	$55,501
Net income attributable to noncontrolling interests	—	2,769
Distribution to noncontrolling interests	(2,450)	(55,820)
Balance at December 31	$—	$2,450